Note 46 - Restricted Assets - Shares (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Mercado de Valores de Buenos Aires SA VALO Shares Member | Credito y Caucion Compania de Seguros SA Member
Restricted Shares LineItems
Restricted Shares	$ 24,722,000	$ 52,292,000
Bolsa y Mercados Argentinos SA Shares Member | Credito y Caucion Compania de Seguros SA Member
Restricted Shares LineItems
Restricted Shares	$ 94,600,000	$ 125,499,000
Mercado de Valores de Buenos Aires SA MERVAL Shares Member | CHUBB Argentina de Seguros SA Member
Restricted Shares LineItems
Restricted Shares			$ 122,345,000